Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 67.0%	Shares	Value
Fixed Income - 67.0%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $150,199,835)	2,991,390	$ 150,795,970

MONEY MARKET FUNDS - 13.0%	Shares	Value
First American Government Obligations Fund - Class X, 4.22% (a) (Cost $29,372,632)	29,372,632	$ 29,372,632

Investments at Value - 80.0% (Cost $179,572,467)		$ 180,168,602

Other Assets in Excess of Liabilities - 20.0%		44,949,811

Net Assets - 100.0%		$ 225,118,413

(a)	The rate shown is the 7-day effective yield as of August 31, 2025.

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
NASDAQ 100 E-Mini Futures	247	9/19/2025	$ 115,901,045	$102,382

The average monthly notional value of futures contracts during the nine months ended August 31, 2025 was $72,743,360.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

EXCHANGE-TRADED FUNDS - 81.6%	Shares	Value
Fixed Income - 81.6%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $22,095,989)	440,000	$ 22,180,400

MONEY MARKET FUNDS - 2.0%	Shares	Value
First American Government Obligations Fund - Class X, 4.22% (a) (Cost $549,228)	549,228	$ 549,228

Investments at Value - 83.6% (Cost $22,645,217)		$ 22,729,628

Other Assets in Excess of Liabilities - 16.4%		4,455,418

Net Assets - 100.0%		$ 27,185,046

(a)	The rate shown is the 7-day effective yield as of August 31, 2025.

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
NASDAQ 100 E-Mini Futures	57	9/19/2025	$ 26,746,395	$ 999,205
The average monthly notional value of futures contracts during the nine months ended August 31, 2025 was $23,818,600.